Income taxes - Unrecognized Tax Positions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 103	$ 128	$ 146
Prior period tax positions:
Increases	60	6	20
Decreases	(3)	(8)	(4)
Current period tax positions	17	9	10
Settlements	(4)	(32)	(44)
Ending balance	$ 173	$ 103	$ 128